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JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +212 698 3599 Fax

October 18, 2013

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C.  20549

Re:           CLAYMORE EXCHANGE-TRADED FUND TRUST 2 (THE “FUND”; FILE NOS. 333-135105 & 811-21910)

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 148 to the Fund’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 150 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the purpose of filing the required exhibits containing interactive data format risk/return summary information that corresponds to the risk/return summary information in the Prospectus for the Guggenheim Canadian Energy Income ETF, Guggenheim China Real Estate ETF, Guggenheim China Small Cap ETF, Guggenheim Frontier Markets ETF, Guggenheim International Multi-Asset Income ETF, Guggenheim Shipping ETF and Guggenheim Timber ETF, each a series of the Fund, filed in Post-Effective Amendment No. 146 to the Registration Statement under the 1933 Act on September 27, 2013 (Accession No. 0000891804-13-001224).  We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 212.641.5669.

Very truly yours,

/s/ Jeremy Senderowicz

Jeremy Senderowicz